Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
September 30, 2025
VCI-NPRT3-1125
1.807732.121
Common Stocks - 100.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 2.1%
Consumer Discretionary - 2.1%
Automobile Components - 2.1%
Aptiv PLC	58,310	5,027,488
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (a)	1,128	2,636,068
CANADA - 2.1%
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International Inc (b)	36,500	2,341,539
Specialty Retail - 1.1%
Aritzia Inc Subordinate Voting Shares (a)	45,200	2,734,020
TOTAL CANADA		5,075,559
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	789	482,152
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	11,534	488,465
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (a)	2,620	665,480
UNITED STATES - 94.0%
Consumer Discretionary - 92.2%
Automobile Components - 0.6%
American Axle & Manufacturing Holdings Inc (a)(b)	119,700	719,397
LCI Industries	8,830	822,515
		1,541,912
Automobiles - 19.1%
General Motors Co	61,660	3,759,410
Tesla Inc (a)	94,224	41,903,297
		45,662,707
Broadline Retail - 23.6%
Amazon.com Inc (a)	243,357	53,433,897
Etsy Inc (a)	19,360	1,285,310
Ollie's Bargain Outlet Holdings Inc (a)	11,220	1,440,649
		56,159,856
Hotels, Restaurants & Leisure - 15.5%
Aramark	23,615	906,816
Booking Holdings Inc	947	5,113,109
Caesars Entertainment Inc (a)	24,359	658,302
Carnival Corp (a)	77,980	2,254,402
Chipotle Mexican Grill Inc (a)	60,010	2,351,792
Churchill Downs Inc	11,258	1,092,139
Domino's Pizza Inc	8,716	3,762,784
Hilton Worldwide Holdings Inc	20,630	5,352,247
Marriott International Inc/MD Class A1	4,839	1,260,269
McDonald's Corp	23,118	7,025,329
Penn Entertainment Inc (a)	40,202	774,291
Red Rock Resorts Inc Class A	20,390	1,245,013
Royal Caribbean Cruises Ltd	4,850	1,569,363
Starbucks Corp	16,590	1,403,514
Wyndham Hotels & Resorts Inc	28,490	2,276,351
		37,045,721
Household Durables - 5.9%
Cavco Industries Inc (a)	2,870	1,666,694
PulteGroup Inc	24,750	3,270,218
Somnigroup International Inc (b)	74,923	6,318,257
TopBuild Corp (a)	6,930	2,708,660
		13,963,829
Specialty Retail - 22.6%
Academy Sports & Outdoors Inc (b)	54,090	2,705,582
Dick's Sporting Goods Inc	21,393	4,753,952
Floor & Decor Holdings Inc Class A (a)	43,711	3,221,501
Gap Inc/The	34,390	735,602
Group 1 Automotive Inc	5,500	2,406,305
Home Depot Inc/The	23,761	9,627,720
Lowe's Cos Inc	38,858	9,765,404
O'Reilly Automotive Inc (a)	11,505	1,240,354
Restoration Hardware Inc (a)	4,700	954,852
Ross Stores Inc	27,060	4,123,673
Sally Beauty Holdings Inc (a)(b)	74,183	1,207,699
TJX Cos Inc/The	50,508	7,300,426
Ulta Beauty Inc (a)	2,740	1,498,095
Wayfair Inc Class A (a)	10,666	952,794
Williams-Sonoma Inc	17,240	3,369,558
		53,863,517
Textiles, Apparel & Luxury Goods - 4.9%
Capri Holdings Ltd (a)	33,750	672,300
Deckers Outdoor Corp (a)	19,874	2,014,627
NIKE Inc Class B	57,606	4,016,867
PVH Corp	18,355	1,537,598
Tapestry Inc	30,389	3,440,643
		11,682,035
TOTAL CONSUMER DISCRETIONARY		219,919,577

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Dollar Tree Inc (a)	24,839	2,344,057
Performance Food Group Co (a)	4,411	458,920
		2,802,977
Materials - 0.6%
Construction Materials - 0.6%
James Hardie Industries PLC (a)	7,742	148,724
James Hardie Industries PLC depository receipt (a)	72,921	1,354,911
		1,503,635
TOTAL UNITED STATES		224,226,189
TOTAL COMMON STOCKS (Cost $104,048,510)		238,601,401

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	387,719	387,797
Fidelity Securities Lending Cash Central Fund (c)(d)	4.19	8,901,039	8,901,929
TOTAL MONEY MARKET FUNDS (Cost $9,289,726)			9,289,726

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $113,338,236)	247,891,127
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(9,278,403)
NET ASSETS - 100.0%	238,612,724

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,458,506.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,254,193	35,402,340	37,268,723	21,172	(13)	-	387,797	387,719	0.0%
Fidelity Securities Lending Cash Central Fund	3,980,814	68,396,310	63,475,195	3,267	-	-	8,901,929	8,901,039	0.0%
Total	6,235,007	103,798,650	100,743,918	24,439	(13)	-	9,289,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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